CONVERTIBLE DEBT (Details) $ / shares in Units, ₽ in Millions			12 Months Ended
	Mar. 03, 2020 RUB (₽) item shares	Mar. 03, 2020 USD ($) item	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Mar. 03, 2020 USD ($) $ / shares shares
CONVERTIBLE DEBT
Value Of Share Exceeding Specified Percentage Of Prevailing Conversion Price, Limitation, Notes Redeemed Prior To Maturity	130.00%					130.00%
Percentage of shares previously redeemed or converted prior to maturity	85.00%					85.00%
Carrying value of the Notes
Total convertible debt			₽ 83,277		$ 1,127,300,000
Interest expenses related to the contractual interest coupon, amortization of the debt discount and issuance expenses			₽ 2,240	$ 30,300,000
Effective interest rate on the liability component (as a percent)			3.20%		3.20%
0.75% convertible senior notes
CONVERTIBLE DEBT
Aggregate principal amount	₽ 82,909					$ 1,250,000,000.0
Interest rate (as a percent)	0.75%		0.75%		0.75%	0.75%
Initial conversion rate, Class A shares received	16.65	16.65
Principal amount used for debt instrument conversion ratio | $						$ 1,000
Nominal value of bond | $						$ 200,000
Number of shares per bond | shares	3,329					3,329
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price as a condition for conversion of Notes | item	20	20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days as a condition for conversion of Notes | item	30	30
Arithmetic mean of parity value of notes | $ / shares						$ 0.26
Net proceeds from the sale of Notes	₽ 82,050	$ 1,237,000,000.0
Debt issuance costs	869	13,100,000
Debt issuance costs allocated to additional paid-in capital	93	$ 1,400,000
Debt issuance costs deferred to be amortized to interest expense over the term of Notes	776					$ 11,700,000
Carrying value of the liability component of debt	₽ 74,055					1,116,500,000
Discount rate for computing present value of the liability component (as a percent)	3.059%	3.059%
Value of equity component of debt	₽ 8,854					$ 133,500,000
Tax effect of the value of the equity component	₽ 1,971	$ 29,700,000
Carrying value of the Notes
0.75% Convertible Senior Notes due March 2025			₽ 92,344		$ 1,250,000,000.0
Unamortized debt issuance cost			(724)		(9,800,000)
Total convertible debt			83,277		1,127,300,000
Unamortized debt discount			₽ 8,343		$ 112,900,000
Remaining life of the Notes			4 years 2 months 12 days	4 years 2 months 12 days
0.75% convertible senior notes | Class A
CONVERTIBLE DEBT
Conversion rate	60.0751%	60.0751%